Transactions with Related Parties, Personal Guarantee for HSBC loan (Details) - Related Party [Member] - HSBC Loan [Member] - USD ($) $ in Thousands		12 Months Ended
	Jan. 15, 2024	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Arrangement fee	1.00%
Arrangement fees		$ 280